Rentals under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Future minimum rentals to be received under non-cancelable tenant operating leases
2012	$ 2,273,866
2013	2,049,321
2014	1,833,426
2015	1,575,756
2016	1,328,790
Thereafter	3,445,759
Future minimum rental receivables	$ 12,506,918
Percentage of future minimum rentals receivable attributable to leases with an affiliate of a limited partner in the Operating Partnership	0.60%